BUSINESS COMBINATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The estimated fair values of the assets acquired and liabilities assumed for the acquisitions approximated the following:

	Ace	U.S. Insulation
Accounts receivable	$213	$1,122
Inventory	14	234
Other current assets	—	105
Property and equipment	263	520
Intangibles	1,106	846
Goodwill	—	1,217
Accounts payable and accrued expenses	(609)	(1,362)
Deferred tax liability	—	(397)

Total purchase price	$987	$2,285

Seller obligations	$300	$279
Cash paid	687	2,006

Total purchase price	$987	$2,285

The estimated fair values of the assets acquired and liabilities assumed for the acquisitions approximated the following:

	TCI	Accurate	ACE	KMB
Cash	$317	$58	$—	$—
Accounts receivable	3,880	1,606	213	—
Inventory	1,984	564	14	54
Note receivable	—	171	—	—
Other current assets	244	47	—	37
Property and equipment	285	183	263	75
Intangibles	4,390	1,123	1,106	226
Goodwill	834	—	—	182
Accounts payable and accrued expenses	(5,815)	(2,037)	(609)	—
Deferred tax liability	(1,387)	—	—	—
Long-term debt	(61)	(437)	—	—

Total purchase price	$4,671	$1,278	$987	$574

Fair value of common stock issued	$4,100	$—	$—	$—
Seller obligations	571	80	300	80
Cash paid	—	1,198	687	494

Total purchase price	$4,671	$1,278	$987	$574

Estimates of Acquired Intangible Assets

Estimates of acquired intangible assets related to the acquisitions are as follows:

	Ace		U.S. Insulation
Acquired intangibles assets	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)
Customer relationships	$826	10	$546	10
Trademarks and trade names	280	15	216	15
Non-competition agreements	—	—	84	5

Estimates of acquired intangible assets related to the acquisitions are as follows:

	TCI		Accurate		Ace		KMB
Acquired intangibles assets	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)	Estimated Fair Value	Weighted Average Estimated Useful Life (yrs)
Customer relationships	$2,500	10	$741	10	$826	10	$146	10
Trademarks and trade names	1,820	8	247	15	280	15	58	15
Non-competition agreements	70	2	135	3	—	—	22	5

Pro forma results of operations

The unaudited pro forma information is not necessarily indicative of the results that we would have achieved had the transactions actually taken place on January 1, 2013 and 2012, and the unaudited pro forma information does not purport to be indicative of future financial operating results.

	Pro forma for the three months ended March 31,
	2014	2013
Net revenue	$107,989	$94,621
Net income (loss)	518	(606)
Net loss attributable to common stockholders	(19,379)	(2,093)
Net loss per share attributable to common stockholders (basic and diluted)	(0.75)	(0.09)

The unaudited pro forma information is not necessarily indicative of the results that we would have achieved had the transactions actually taken place on January 1, 2012 and 2011, and the unaudited pro forma information does not purport to be indicative of future financial operating results.

	Pro Forma for the years ended December 31,
	2011	2012	2013

Net revenue	$277,834	$334,885	$432,569
Net (loss) income	(13,951)	(3,499)	5,925
Net income (loss) attributable to common shareholders	68,657	(9,028)	(298)
Net income (loss) per share attributable to common shareholders (basic and diluted)	3.12	(0.41)	(0.01)